Interest in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Interest In Subsidiaries
16. Interest in subsidiaries (continued)
The following table presents the financial position of the Company’s 60% owned subsidiary, BMSC, as at December 31, 2017 and 2016. The information is presented on a 100% basis.
	2017	2016 (Restated – note 27)
Current assets	$123,174	$116,141
Non-current assets	349,237	435,943

Current liabilities	(50,731)	(57,098)
Non-current liabilities	(66,663)	(82,776)
Net assets	$355,017	$412,210
Net assets attributable to non-controlling interest	$142,008	$164,884
The following table presents the financial results of BMSC for the years ended December 31, 2017 and 2016, respectively:
	2017	2016 (Restated – note 27)
Revenues	$289,397	$230,705
Net income (loss) and comprehensive income (loss)	(37,193)	47,197
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	$(14,876)	$18,879

The following table presents the summary cash flow information of BMSC for the years ended December 31, 2017 and 2016, respectively:
	2017	2016 (Restated – note 27)
Net cash provided by operating activities	$43,787	$61,318
Net cash used in investing activities	(30,302)	(30,271)
Net cash used in financing activities	(20,000)	(40,000)
Decrease in cash and cash equivalents	$(6,515)	$(8,953)

The following table presents the financial position of the Company’s subsidiary, Rakita, as at December 31, 2017 and 2016. The information is presented on a 100% basis.
	2017	2016 (Restated – note 27)
Current assets	$2,954	$8,299
Non-current assets	510,341	508,371

Current liabilities	(6,487)	(11,849)
Non-current liabilities	(51,555)	(14,725)
Net assets	$455,253	$490,096
Net assets attributable to non-controlling interest	$7,339	$1,202

The following table presents the financial results of Rakita for the years ended December 31, 2017 and 2016, respectively:
	2017	2016 (Restated – note 27)
Net loss and comprehensive loss	$(40,980)	$(11,744)
Net loss and comprehensive loss attributable to non-controlling interest	(6,137)	(1,202)

The following table presents the summary cash flow information of Rakita for the years ended December 31, 2017 and 2016, respectively. The 2016 year represents cash flows that occurred subsequent to the closing of the Reservoir transaction on June 23, 2016.
	2017	2016 (Restated – note 27)
Net cash used in operating activities	$(40,167)	$(8,047)
Net cash used in investing activities	(1,970)	-
Net cash provided by financing activities	36,830	14,450
Increase (decrease) in cash and cash equivalents	$(5,307)	$6,403

BMSC [Member] | Financial Position [Member]
Statement Line Items [Line Items]
Interest In Subsidiaries
	2017	2016 (Restated – note 27)
Current assets	$123,174	$116,141
Non-current assets	349,237	435,943

Current liabilities	(50,731)	(57,098)
Non-current liabilities	(66,663)	(82,776)
Net assets	$355,017	$412,210
Net assets attributable to non-controlling interest	$142,008	$164,884

BMSC [Member] | Financial Results [Member]
Statement Line Items [Line Items]
Interest In Subsidiaries
	2017	2016 (Restated – note 27)
Revenues	$289,397	$230,705
Net income (loss) and comprehensive income (loss)	(37,193)	47,197
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	$(14,876)	$18,879

BMSC [Member] | Cash Flows [Member]
Statement Line Items [Line Items]
Interest In Subsidiaries
	2017	2016 (Restated – note 27)
Net cash provided by operating activities	$43,787	$61,318
Net cash used in investing activities	(30,302)	(30,271)
Net cash used in financing activities	(20,000)	(40,000)
Decrease in cash and cash equivalents	$(6,515)	$(8,953)

Rakita [Member] | Financial Position [Member]
Statement Line Items [Line Items]
Interest In Subsidiaries
	2017	2016 (Restated – note 27)
Current assets	$2,954	$8,299
Non-current assets	510,341	508,371

Current liabilities	(6,487)	(11,849)
Non-current liabilities	(51,555)	(14,725)
Net assets	$455,253	$490,096
Net assets attributable to non-controlling interest	$7,339	$1,202

Rakita [Member] | Financial Results [Member]
Statement Line Items [Line Items]
Interest In Subsidiaries
	2017	2016 (Restated – note 27)
Net loss and comprehensive loss	$(40,980)	$(11,744)
Net loss and comprehensive loss attributable to non-controlling interest	(6,137)	(1,202)

Rakita [Member] | Cash Flows [Member]
Statement Line Items [Line Items]
Interest In Subsidiaries
	2017	2016 (Restated – note 27)
Net cash used in operating activities	$(40,167)	$(8,047)
Net cash used in investing activities	(1,970)	-
Net cash provided by financing activities	36,830	14,450
Increase (decrease) in cash and cash equivalents	$(5,307)	$6,403